Goodwill and intangible assets - Summary of Goodwill and Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	€ 97
Ending balance, intangible assets	89	€ 97
Beginning balance	833
Ending balance	983	833
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	736
Ending balance	894	736
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	155	92
Additions	13	19
Acquisition, business combination (Note 5)	7	48
Write-off of fully amortized intangible assets	(13)
Exchange differences	7	(4)
Ending balance, intangible assets	169	155
Beginning balance	891	570
Additions	13	19
Acquisition, business combination (Note 5)	113	352
Write-off of fully amortized intangible assets	(13)
Exchange differences	59	(50)
Ending balance	1,063	891
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	736	478
Additions	0	0
Acquisition, business combination (Note 5)	106	304
Write-off of fully amortized intangible assets	0
Exchange differences	52	(46)
Ending balance	894	736
Accumulated Depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(58)	(34)
Write-off of fully amortized intangible assets	13
Amortization charge	(33)	(25)
Exchange differences	(2)	1
Ending balance, intangible assets	(80)	(58)
Beginning balance	(58)	(34)
Write-off of fully amortized intangible assets	13
Exchange differences	(2)	1
Ending balance	(80)	(58)
Accumulated Depreciation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization charge	0	0
Beginning balance	0	0
Write-off of fully amortized intangible assets	0
Exchange differences	0	0
Ending balance	0	0
Internal Development Costs And Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	33
Ending balance, intangible assets	31	33
Internal Development Costs And Patents | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	64	45
Additions	13	19
Acquisition, business combination (Note 5)	0	0
Write-off of fully amortized intangible assets	(13)
Exchange differences	0	0
Ending balance, intangible assets	64	64
Internal Development Costs And Patents | Accumulated Depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(31)	(19)
Write-off of fully amortized intangible assets	13
Amortization charge	(15)	(12)
Exchange differences	0	0
Ending balance, intangible assets	(33)	(31)
Acquired Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	64
Ending balance, intangible assets	58	64
Acquired Intangible Assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	91	47
Additions	0	0
Acquisition, business combination (Note 5)	7	48
Write-off of fully amortized intangible assets	0
Exchange differences	7	(4)
Ending balance, intangible assets	105	91
Acquired Intangible Assets | Accumulated Depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(27)	(15)
Write-off of fully amortized intangible assets	0
Amortization charge	(18)	(13)
Exchange differences	(2)	1
Ending balance, intangible assets	€ (47)	€ (27)